Employee Benefit Plans Assumed Health Care Cost Trent Rates for Medical Plans (Details) - Other Postretirement Benefit Plan	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Medical cost trend rate	6.50%	7.00%	7.50%
Ultimate medical cost trend rate	5.00%	5.00%	5.00%
Year ultimate medical cost trend rate will be reached	2019	2019	2019